Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2010
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000225635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2011
Prospectus Date	rr_ProspectusDate	May 10, 2011